RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of balances and transactions with related parties
Balances with related parties:

	Year ended December 31,
	2024	2023	2022
Employees accrued salaries and bonuses	$244	$324	$359
Directors accrued fees expenses	54	33	33

	$298	$357	$392

Transactions with related parties:

	Year ended December 31,
	2024	2023	2022
Amounts charged to:
Research and development payroll expenses	$528	$528	$702

General and administrative payroll and directors’ fees expenses	$1,322	$1,676	$2,091